ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Assets and Liabilities Schedule (Details) $ in Millions	Jun. 30, 2024 USD ($)
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Accounts receivable and other current assets	$ 9
Property, plant and equipment	85
Intangible assets	171
Other assets	5
Total assets classified as held for sale	270
Accounts payable and other liabilities	27
Deferred income tax liability	43
Total liabilities directly associated with assets classified as held for sale	70
Net assets classified as held for sale	$ 200